Employee Expenses (Tables)	6 Months Ended
Dec. 31, 2022
Employee expenses [Abstract]
Schedule of employee expenses
	Consolidated
	31 December	31 December
	2022	2021
	$	$

Salaries and wages	2,138,159	1,687,280
Superannuation contributions	214,856	165,201
Share based payments	-	6,434,344
Employment taxes and insurances	(200,991)	267,665
Other employment expenses	29,957	54,992
	2,181,981	8,609,482